ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (Details)	12 Months Ended											0 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Common Class A USD ($)	Dec. 31, 2013 Common Class A CNY	Dec. 31, 2012 Common Class A USD ($)	Dec. 31, 2012 Common Class A CNY	Feb. 02, 2010 Common Class A USD ($)	Nov. 30, 2005 Maxpro Mr. Donald Zhang	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2013 Parent Common Class A USD ($)	Dec. 31, 2013 Parent Common Class A CNY	Dec. 31, 2012 Parent Common Class A USD ($)	Dec. 31, 2012 Parent Common Class A CNY
Condensed Balance Sheets
Equity interest ownership percentage of the entity owned by owner(s)												100.00%
Share-based compensation	242,000	3,465,000	3,234,000
Current assets:
Cash and cash equivalents	145,610,000	191,048,000	235,450,000	24,053,000	31,559,000	520,647,000							1,115,000	6,752,000	3,543,000	21,453,000	34,080,000	83,106,000
Amounts due from related parties	142,000	110,000		23,000									20,788,000	125,847,000		118,009,000
Prepaid expenses and other current assets	44,479,000	41,265,000		7,347,000									144,000	868,000		1,057,000
Total current assets	503,101,000	466,855,000		83,106,000									22,047,000	133,467,000		140,519,000
Non-current assets:
Long-term investments													25,461,000	154,135,000		225,859,000
Total assets	738,263,000	734,668,000		121,952,000									47,508,000	287,602,000		366,378,000
Current liabilities:
Accrued expenses and other current liabilities	328,034,000	217,694,000		54,186,000									654,000	3,962,000		2,376,000
Amounts due to related parties	282,000	272,000		47,000									1,964,000	11,890,000		9,708,000
Total liabilities	390,702,000	301,640,000		64,539,000									2,618,000	15,852,000		12,084,000
Shareholders' equity:
Ordinary shares							817,000	4,946,000		4,939,000									817,000	4,946,000		4,939,000
Additional paid-in capital	1,036,120,000	1,035,651,000		171,155,000									171,155,000	1,036,120,000		1,035,651,000
Statutory reserves	5,595,000	5,595,000		924,000									924,000	5,595,000		5,595,000
Accumulated deficit	(774,911,000)	(691,891,000)		(128,006,000)									(128,006,000)	(774,911,000)		(691,891,000)
Total IFM Investments Limited shareholders' equity	271,750,000	354,294,000		44,890,000									44,890,000	271,750,000		354,294,000
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	738,263,000	734,668,000		$ 121,952,000									$ 47,508,000	287,602,000		366,378,000
Ordinary shares, par value (in dollars per share)							$ 0.001		$ 0.001		$ 0.001								$ 0.001		$ 0.001
Ordinary shares, shares authorized							3,133,000,000	3,133,000,000	3,133,000,000	3,133,000,000	3,133,000,000								3,133,000,000	3,133,000,000	3,133,000,000	3,133,000,000
Ordinary shares, shares issued							668,759,000	668,759,000	667,672,000	667,672,000									668,759,000	668,759,000	667,672,000	667,672,000
Ordinary shares, shares outstanding							668,759,000	668,759,000	667,672,000	667,672,000									668,759,000	668,759,000	667,672,000	667,672,000